INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
Corporate federal tax rate	21.00%
Cumulative net operating loss carryforward	$ 2,375,000	$ 2,375,000